Employee benefit plans - Summary of principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Greece | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets	0.00%	0.00%
Discount rate - beginning of year	0.90%	0.40%	1.70%
Discount rate - end of year	0.90%	0.40%	1.70%
Rate of salary escalation	2.70%	1.70%
Turkey | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets	0.00%	0.00%
Discount rate - beginning of year	13.00%	12.80%	15.00%
Discount rate - end of year	13.00%	12.80%	15.00%
Rate of salary escalation	8.20%	8.50%
Canada | Employee benefit plans
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%	3.10%
Discount rate - beginning of year	3.10%	0.00%	3.90%
Discount rate - end of year	3.10%	0.00%	3.90%
Rate of salary escalation	2.00%	0.00%
Average remaining service period of active employees expected to receive benefits	7 months 6 days
Canada | SERP
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%	3.10%
Discount rate - beginning of year	3.10%	3.10%	3.90%
Discount rate - end of year	3.10%	3.10%	3.90%
Rate of salary escalation	2.00%	0.00%
Average remaining service period of active employees expected to receive benefits	7 months 6 days